INVENTORY (Tables)	12 Months Ended
Dec. 31, 2022
Inventory, Net [Abstract]
Summary of Inventories
	December 31,
	2022	2021

Raw materials	$1,053	$1,436
Work in process	2,242	1,552
Finished goods	941	1,268

	$4,236	$4,256